Quarterly Holdings Report
for

Fidelity Freedom® Income Fund

June 30, 2019

FRI-QTLY-0819
1.818362.114

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.4% 7/5/19 to 9/26/19 (a)
(Cost $1,135,620)	1,140,000	1,135,876
	Shares	Value

Domestic Equity Funds - 10.9%
Fidelity Series All-Sector Equity Fund (b)	1,093,479	$10,967,593
Fidelity Series Blue Chip Growth Fund (b)	1,268,385	19,330,191
Fidelity Series Commodity Strategy Fund (b)	21,185,569	99,784,028
Fidelity Series Growth Company Fund (b)	2,254,764	39,075,057
Fidelity Series Intrinsic Opportunities Fund (b)	2,853,137	46,848,504
Fidelity Series Large Cap Stock Fund (b)	2,770,618	41,503,856
Fidelity Series Large Cap Value Index Fund (b)	917,330	11,824,381
Fidelity Series Opportunistic Insights Fund (b)	1,154,991	21,378,877
Fidelity Series Small Cap Discovery Fund (b)	508,671	5,636,072
Fidelity Series Small Cap Opportunities Fund (b)	1,243,193	17,330,117
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,595,908	31,955,632
Fidelity Series Value Discovery Fund (b)	1,768,152	22,703,076
TOTAL DOMESTIC EQUITY FUNDS
(Cost $288,173,956)		368,337,384

International Equity Funds - 9.4%
Fidelity Series Canada Fund (b)	824,199	9,000,249
Fidelity Series Emerging Markets Fund (b)	1,305,264	12,543,584
Fidelity Series Emerging Markets Opportunities Fund (b)	5,934,823	113,295,776
Fidelity Series International Growth Fund (b)	5,110,182	83,193,757
Fidelity Series International Small Cap Fund (b)	1,214,033	19,703,757
Fidelity Series International Value Fund (b)	8,160,039	78,581,174
Fidelity Series Overseas Fund (b)	287,749	2,888,998
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $248,118,181)		319,207,295

Bond Funds - 56.9%
Fidelity Series Emerging Markets Debt Fund (b)	2,651,228	25,796,445
Fidelity Series Floating Rate High Income Fund (b)	474,784	4,415,495
Fidelity Series High Income Fund (b)	2,600,764	24,759,276
Fidelity Series Inflation-Protected Bond Index Fund (b)	44,999,960	450,449,597
Fidelity Series International Credit Fund (b)	198,121	2,018,852
Fidelity Series Investment Grade Bond Fund (b)	110,685,698	1,265,137,528
Fidelity Series Long-Term Treasury Bond Index Fund (b)	14,703,394	136,888,594
Fidelity Series Real Estate Income Fund (b)	1,520,671	16,864,237
TOTAL BOND FUNDS
(Cost $1,842,918,878)		1,926,330,024

Short-Term Funds - 22.8%
Fidelity Cash Central Fund 2.42% (c)	5,254,372	5,255,423
Fidelity Series Government Money Market Fund 2.44% (b)(d)	616,641,371	616,641,371
Fidelity Series Short-Term Credit Fund (b)	14,867,054	149,413,894
TOTAL SHORT-TERM FUNDS
(Cost $770,017,095)		771,310,688
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,150,363,730)		3,386,321,267
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,114,219)
NET ASSETS - 100%		$3,385,207,048

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	43	Sept. 2019	$4,135,095	$89,555	$89,555

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,135,876.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,470
Total	$27,470

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$10,318,814	$504,322	$279,077	$--	$18,338	$405,196	$10,967,593
Fidelity Series Blue Chip Growth Fund	22,182,241	91,539	3,712,408	--	950,291	(181,472)	19,330,191
Fidelity Series Canada Fund	6,782,976	1,957,271	235,597	--	1,417	494,182	9,000,249
Fidelity Series Commodity Strategy Fund	78,042,984	25,742,417	2,895,813	--	(48,991)	(1,056,569)	99,784,028
Fidelity Series Emerging Markets Debt Fund	25,629,199	490,790	695,580	383,954	(11,599)	383,635	25,796,445
Fidelity Series Emerging Markets Fund	12,258,731	783,579	292,140	--	274	(206,860)	12,543,584
Fidelity Series Emerging Markets Opportunities Fund	114,538,710	485,969	5,126,423	--	165,291	3,232,229	113,295,776
Fidelity Series Floating Rate High Income Fund	4,460,729	89,330	149,053	66,438	(4,452)	18,941	4,415,495
Fidelity Series Government Money Market Fund 2.44%	600,538,386	33,015,982	16,912,997	3,675,591	--	--	616,641,371
Fidelity Series Growth Company Fund	43,711,719	184,603	5,927,735	--	1,441,529	(335,059)	39,075,057
Fidelity Series High Income Fund	29,587,852	492,387	5,653,225	395,766	259,237	73,025	24,759,276
Fidelity Series Inflation-Protected Bond Index Fund	443,884,166	7,903,605	11,706,104	461,482	(174,301)	10,542,231	450,449,597
Fidelity Series International Credit Fund	1,946,138	13,184	--	13,184	--	47,396	2,018,852
Fidelity Series International Growth Fund	79,536,330	354,186	2,328,519	--	102,022	5,529,738	83,193,757
Fidelity Series International Small Cap Fund	19,317,262	85,436	560,898	--	(11,895)	873,852	19,703,757
Fidelity Series International Value Fund	76,114,541	1,763,392	1,964,491	--	(63,979)	2,731,711	78,581,174
Fidelity Series Intrinsic Opportunities Fund	53,136,678	227,321	6,461,814	--	1,108,838	(1,162,519)	46,848,504
Fidelity Series Investment Grade Bond Fund	1,265,729,572	15,837,329	44,245,128	10,009,380	(315,389)	28,131,144	1,265,137,528
Fidelity Series Large Cap Stock Fund	46,058,050	509,140	6,148,154	312,253	1,029,444	55,376	41,503,856
Fidelity Series Large Cap Value Index Fund	13,176,613	54,923	1,906,809	--	370,963	128,691	11,824,381
Fidelity Series Long-Term Treasury Bond Index Fund	153,967,657	1,752,580	26,323,458	1,057,568	1,193,020	6,298,795	136,888,594
Fidelity Series Opportunistic Insights Fund	23,344,444	99,167	3,413,273	--	1,046,473	302,066	21,378,877
Fidelity Series Overseas Fund	--	2,882,352	--	--	--	6,646	2,888,998
Fidelity Series Real Estate Income Fund	16,745,875	310,232	467,025	238,528	7,506	267,649	16,864,237
Fidelity Series Short-Term Credit Fund	150,905,338	1,760,897	4,445,587	1,037,791	(1,981)	1,195,227	149,413,894
Fidelity Series Small Cap Discovery Fund	6,192,282	153,271	718,844	127,335	85,692	(76,329)	5,636,072
Fidelity Series Small Cap Opportunities Fund	18,448,340	82,384	1,843,858	--	368,579	274,672	17,330,117
Fidelity Series Stock Selector Large Cap Value Fund	35,698,360	149,513	5,424,857	--	772,820	759,796	31,955,632
Fidelity Series Value Discovery Fund	25,022,092	106,796	3,118,528	--	531,956	160,760	22,703,076
	$3,377,276,079	$97,883,897	$162,957,395	$17,779,270	$8,821,103	$58,894,150	$3,379,929,968

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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